Material Accounting Policies - Summary of Expected Useful Lives of Intangible Assets with a Limited Useful Life (Detail) - Computer software [member]	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Expected useful life	3 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Expected useful life	10 years